Columbia Select Short Corporate Income Fund
Third Quarter Report
April 30, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Select Short Corporate Income Fund, April 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Corporate Bonds & Notes 88.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 8.6%
BAE Systems PLC(a)
03/26/2029	5.125%	5,667,000	5,786,035
Boeing Co. (The)
03/01/2029	3.200%	1,610,000	1,553,449
05/01/2029	6.298%	3,060,000	3,209,370
L3Harris Technologies, Inc.
01/15/2027	5.400%	7,033,000	7,088,100
06/01/2029	5.050%	2,145,000	2,183,420
Northrop Grumman Corp.
02/01/2027	3.200%	8,594,000	8,536,101
Raytheon Technologies Corp.
03/15/2027	3.500%	7,362,000	7,323,329
United Technologies Corp.
11/16/2028	4.125%	4,945,000	4,925,417
Total			40,605,221
Banking 16.8%
Bank of America Corp.(b)
10/24/2031	1.922%	12,991,000	11,526,115
02/06/2032	4.456%	1,966,000	1,938,613
Goldman Sachs Group, Inc. (The)(b)
04/20/2034	5.094%	7,799,000	7,779,205
HSBC Holdings PLC(b)
03/10/2032	4.675%	10,772,000	10,645,238
JPMorgan Chase & Co.(b)
10/22/2031	4.255%	4,590,000	4,513,831
04/23/2032	4.622%	11,590,000	11,533,888
Morgan Stanley(b)
01/16/2032	4.493%	1,761,000	1,732,303
03/12/2032	4.708%	5,326,000	5,283,107
04/16/2032	4.809%	9,765,000	9,741,533
Morgan Stanley Private Bank(b)
11/19/2031	4.465%	1,851,000	1,825,081
PNC Financial Services Group, Inc. (The)(b)
05/13/2031	4.899%	2,068,000	2,083,568
Royal Bank of Canada(b)
02/04/2031	5.153%	2,507,000	2,549,103
08/06/2031	4.696%	2,450,000	2,448,859
05/03/2032	4.612%	2,736,000	2,719,282
Wells Fargo & Co.(b)
03/02/2033	3.350%	3,209,000	2,954,161
Total			79,273,887
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.6%
JH North America Holdings, Inc.(a)
01/31/2031	5.875%	162,000	161,990
07/31/2032	6.125%	2,808,000	2,816,209
Total			2,978,199
Cable and Satellite 0.8%
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	4,313,000	3,861,586
Chemicals 1.6%
LYB Finance Co. BV(a)
03/15/2027	8.100%	3,621,000	3,737,630
LYB International Finance III LLC
01/15/2031	5.125%	3,958,000	3,975,866
Total			7,713,496
Diversified Manufacturing 1.5%
Eaton Corp.
03/06/2029	3.950%	6,968,000	6,896,929
Electric 10.8%
AEP Texas, Inc.
07/01/2030	2.100%	4,758,000	4,320,147
Emera US Finance LP
06/15/2026	3.550%	8,192,000	8,175,050
Eversource Energy
08/15/2030	1.650%	4,797,000	4,226,204
FirstEnergy Transmission LLC
01/15/2030	4.550%	5,605,000	5,596,060
NRG Energy, Inc.(a)
12/02/2027	2.450%	4,717,000	4,559,185
Oncor Electric Delivery Co. LLC(a)
03/15/2031	4.500%	4,919,000	4,886,151
Pacific Gas and Electric Co.
06/15/2028	3.000%	6,837,000	6,610,792
Vistra Operations Co. LLC(a)
04/30/2031	5.000%	4,738,000	4,725,216
WEC Energy Group, Inc.
09/12/2026	5.600%	1,058,000	1,062,175
Xcel Energy, Inc.
12/01/2029	2.600%	7,256,000	6,783,270
Total			50,944,250

Columbia Select Short Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Short Corporate Income Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 10.9%
Bacardi-Martini BV(a)
02/01/2030	5.550%	12,905,000	13,146,071
General Mills, Inc.
01/30/2027	4.700%	4,664,000	4,679,449
Heineken NV(a)
01/29/2028	3.500%	8,177,000	8,067,410
Keurig Dr Pepper, Inc.
03/15/2027	5.100%	8,210,000	8,254,377
Keurig Dr. Pepper, Inc.
05/01/2030	3.200%	2,345,000	2,205,731
Kraft Heinz Foods Co.
04/01/2030	3.750%	3,070,000	2,971,670
Mars, Inc.(a)
03/01/2030	4.800%	3,864,000	3,902,873
Mondelez International, Inc.
03/17/2027	2.625%	3,128,000	3,087,318
Tyson Foods, Inc.
06/02/2027	3.550%	5,054,000	5,010,675
Total			51,325,574
Health Care 4.2%
Abbott Laboratories
03/15/2031	4.000%	7,416,000	7,278,647
CVS Health Corp.
04/01/2030	3.750%	2,045,000	1,981,027
GE HealthCare Technologies, Inc.
12/15/2028	4.150%	2,281,000	2,264,814
HCA, Inc.
03/15/2027	3.125%	3,361,000	3,329,443
09/01/2030	3.500%	5,151,000	4,898,477
Total			19,752,408
Healthcare Insurance 1.5%
UnitedHealth Group, Inc.
12/15/2028	3.875%	2,605,000	2,578,987
05/15/2030	2.000%	4,962,000	4,511,244
Total			7,090,231
Independent Energy 0.7%
Woodside Finance Ltd.
05/19/2030	5.400%	3,408,000	3,478,732
Integrated Energy 1.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	5,300,000	5,366,443
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 5.9%
Corebridge Global Funding(a)
08/21/2028	4.250%	2,473,000	2,454,587
Met Tower Global Funding(a)
10/01/2027	4.000%	1,020,000	1,015,454
09/16/2030	4.200%	972,000	955,117
New York Life Global Funding(a)
12/05/2029	4.600%	2,434,000	2,447,749
Northwestern Mutual Global Funding(a)
05/28/2031	5.160%	5,852,000	5,991,214
Principal Life Global Funding II(a)
11/27/2029	4.950%	14,766,000	14,895,448
Total			27,759,569
Media and Entertainment 1.2%
Meta Platforms, Inc.
11/15/2030	4.200%	1,067,000	1,054,194
11/15/2035	4.875%	1,382,000	1,347,565
Meta Platforms, Inc.(c)
05/15/2031	4.550%	3,120,000	3,119,532
Total			5,521,291
Midstream 4.3%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	6,112,000	6,107,574
Enbridge, Inc.
02/15/2031	4.500%	5,040,000	4,984,603
Plains All American Pipeline LP/Finance Corp.
12/15/2026	4.500%	6,835,000	6,840,771
Western Midstream Operating LP
03/01/2031	4.800%	2,363,000	2,347,537
Total			20,280,485
Natural Gas 1.1%
NiSource, Inc.
07/01/2029	5.200%	5,157,000	5,258,267
Pharmaceuticals 3.4%
AbbVie, Inc.
03/03/2028	3.775%	4,900,000	4,869,522
Amgen, Inc.
03/02/2030	5.250%	1,907,000	1,955,448
Merck & Co., Inc.
03/15/2031	4.150%	4,372,000	4,313,730
Novartis Capital Corp.
03/16/2029	4.100%	4,776,000	4,762,153
Total			15,900,853
Columbia Select Short Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Short Corporate Income Fund, April 30, 2026 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.9%
Canadian Pacific Railway Co.
03/15/2029	4.000%	978,000	967,030
12/02/2031	2.450%	3,905,000	3,485,591
Total			4,452,621
Retailers 2.2%
Amazon.com, Inc.
03/13/2031	4.250%	7,518,000	7,442,411
Lowe’s Cos, Inc.
10/15/2028	4.000%	3,106,000	3,082,375
Total			10,524,786
Technology 6.0%
Alphabet, Inc.
02/15/2031	4.100%	5,374,000	5,308,627
Fidelity National Information Services, Inc.
03/10/2029	4.550%	4,955,000	4,935,052
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	6,456,000	6,629,014
Intel Corp.
11/15/2029	2.450%	1,600,000	1,489,473
NXP BV/NXP Funding LLC/NXP USA, Inc.
06/18/2029	4.300%	2,427,000	2,407,016
Oracle Corp.
02/04/2031	4.950%	2,240,000	2,191,806
09/26/2032	4.800%	5,881,000	5,591,079
Total			28,552,067
Transportation Services 1.3%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	1,860,000	1,869,361
10/30/2029	4.500%	4,503,000	4,492,561
Total			6,361,922
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 3.0%
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%	5,324,400	5,338,495
T-Mobile US, Inc.
04/15/2027	3.750%	5,671,000	5,647,693
04/15/2030	3.875%	3,093,000	3,012,424
Total			13,998,612
Wirelines 0.5%
AT&T, Inc.
06/01/2027	2.300%	2,504,000	2,451,013
Total Corporate Bonds & Notes (Cost $420,566,856)			420,348,442

U.S. Treasury Obligations 6.4%

U.S. Treasury
06/30/2026	0.875%	15,000,000	14,928,516
03/15/2029	3.500%	14,646,000	14,485,809
12/31/2031	4.500%	883,000	900,729
Total U.S. Treasury Obligations (Cost $30,329,109)			30,315,054

Money Market Funds 4.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.810%(d),(e)	20,904,060	20,895,699
Total Money Market Funds (Cost $20,895,699)		20,895,699
Total Investments in Securities (Cost: $471,791,664)		471,559,195
Other Assets & Liabilities, Net		1,281,705
Net Assets		472,840,900
At April 30, 2026, securities and/or cash totaling $993,682 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	653	06/2026	USD	135,252,625	—	(1,090,861)

Columbia Select Short Corporate Income Fund  | 2026

Portfolio of Investments  (continued)
Columbia Select Short Corporate Income Fund, April 30, 2026 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(138)	06/2026	USD	(15,261,938)	231,083	—
U.S. Treasury 5-Year Note	(396)	06/2026	USD	(42,703,031)	355,239	—
U.S. Treasury Ultra 10-Year Note	(13)	06/2026	USD	(1,467,172)	41,607	—
Total					627,929	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2026, the total value of these securities amounted to $103,985,344, which represents 21.99% of total net assets.

(b)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2026.

(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at April 30, 2026.
(e)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.810%
	32,049,000	323,746,817	(334,900,497)	379	20,895,699	(1,866)	1,049,606	20,904,060
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Select Short Corporate Income Fund  | 2026

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3QT183_(06/26)